United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of Registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Money Market Select Fund

September 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
ASSET-BACKED COMMERCIAL PAPER- 2.23%
Old Line Funding LLC,
0.17%, Due 10/8/2014 A B	$10,000	$9,999
0.18%, Due 12/5/2014 A B	7,000	6,998

Total Asset-Backed Commercial Paper (Cost $16,997)		16,997

CERTIFICATE OF DEPOSIT- 13.75%
Bank of Montreal Chicago,
0.17%, Due 10/9/2014	10,000	10,000
0.18%, Due 11/19/2014	10,000	10,000
0.18%, Due 12/1/2014	10,000	10,000
Bank of Nova Scotia Houston, 0.18%, Due 10/30/2014	10,000	10,000
Bank Tokyo-Mitsubishi UFJ N.Y., 0.20%, Due 12/9/2014	10,000	10,000
Canadian Imperial Bank of Commerce N.Y., 0.19%, Due 12/29/2014	10,000	10,000
Mizuho Bank Ltd. N.Y., 0.22%, Due 10/10/2014	15,000	15,000
Oversea-Chinese Banking Corporation Ltd.,
0.19%, Due 10/1/2014	10,000	10,000
0.16%, Due 11/13/2014	10,000	10,000
Toronto Dominion Bank N.Y., 0.20%, Due 1/9/2015	10,000	10,000

Total Certificate of Deposit (Cost $105,000)		105,000

FINANCIAL COMPANY COMMERCIAL PAPER- 45.17%
Bank of Montreal, 0.18%, Due 11/10/2014	5,000	4,999
Bank of Nova Scotia,
0.18%, Due 12/16/2014 B	7,150	7,147
0.18%, Due 1/20/2015 B	5,000	4,997
Bank Tokyo Mit UFJ N.Y., 0.20%, Due 11/25/2014	10,000	9,997
Caisse Des Depots ET, 0.18%, Due 12/19/2014 B	5,000	4,998
Coca-Cola Co.,
0.16%, Due 12/1/2014 B	5,000	4,999
0.21%, Due 2/23/2015 B	10,000	9,992
Commonwealth Bank of Australia, 0.20%, Due 12/16/2014 B	10,000	9,996
Credit Agricole North America, Inc., 0.09%, Due 10/1/2014	25,000	25,001
DNB NOR Bank ASA,
0.16%, Due 10/2/2014 B	10,000	10,000
0.175%, Due 11/13/2014 B	5,000	4,999
0.175%, Due 11/26/2014 B	10,000	9,997
0.175%, Due 12/8/2014 B	8,000	7,997
Erste Abwicklungsanstalt, 0.17%, Due 11/17/2014 B	10,000	9,998
General Electric Capital Corp.,
0.19%, Due 10/24/2014	10,000	9,999
0.16%, Due 12/15/2014	10,000	9,997
Mizuho Funding LLC, 0.195%, Due 10/15/2014 A B	10,000	9,999
National Australia Funding Delaware, Inc., 0.18%, Due 12/12/2014 B	10,000	9,996
Nestle Capital Corp., 0.18%, Due 2/18/2015 B	5,000	4,997
Nordea Bank AB,
0.215%, Due 11/12/2014 B	10,000	9,997
0.18%, Due 1/15/2015 B	5,000	4,997
Skandinaviska Enskilda Banken AG,
0.16%, Due 10/10/2014 B	5,000	5,000
0.14%, Due 10/21/2014 B	15,000	14,999

	Par Amount	Fair Value
	(000’s)	(000’s)
0.17%, Due 11/7/2014 B	$10,000	$9,998
0.20%, Due 1/16/2015 B	5,000	4,997
Sumitomo Mitsui Banking Corp.,
0.20%, Due 10/1/2014 B	10,000	10,000
0.16%, Due 10/27/2014 B	15,000	14,998
0.205%, Due 12/8/2014 B	10,000	9,996
Svenska Handelsbanken A B,
0.18%, Due 12/8/2014 B	5,000	4,998
0.18%, Due 12/22/2014 B	10,000	9,996
Svenska Handelsbanken, Inc.,
0.205%, Due 10/22/2014 B	10,000	9,999
0.20%, Due 10/24/2014 B	10,000	9,999
Toronto Dominion Holdings (U.S.A.), Inc.,
0.19%, Due 10/8/2014 B	10,000	10,000
0.19%, Due 11/7/2014 B	10,000	9,998
Toyota Motor Credit Corp.,
0.15%, Due 12/3/2014	10,000	9,997
0.20%, Due 12/19/2014	15,000	14,994
0.20%, Due 1/30/2015	10,000	9,993

Total Financial Company Commercial Paper (Cost $345,061)		345,061

	Shares
INVESTMENT COMPANIES - 4.88% (Cost $37,309)
Blackrock Cash Fund, Prime Class	37,308,596	37,309

	Par Amount
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 0.72% (Cost $5,488)
Goldman Sachs & Co., 0.01%, acquired 9/30/2014, Due 10/1/2014 at $5,488 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $5,598, 2.49%-5.45%, 5/1/2038-7/1/2043)	$5,488	5,488

REPURCHASE AGREEMENTS - 33.26%
Barclays Capital, Inc., 0.23%, acquired 9/30/2014, Due 10/1/2014 at $36,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,600, 3.23%-11.00%, 8/15/2015-12/31/2099)	36,000	36,000
BNP Paribas Securities Corp., 0.27%, acquired 9/30/2014, Due 10/1/2014 at $36,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,600, 3.70%-12.25%, 8/15/2018-12/31/2099)	36,000	36,000
Credit Suisse Securities (USA) LLC, 0.18%, acquired 9/30/2014, Due 10/1/2014 at $37,000 (Held at JP Morgan Chase, Collateralized by Equity Securities valued at $38,854)A	37,000	37,000
JP Morgan Clearing Corp., 0.30%, acquired 9/30/2014, Due 10/31/2014 at $36,000 (Held at JP Morgan Chase, Collateralized by Corporate Obligations valued at $37,807, 6.75%-11.38%, 10/15/2018-10/1/2021)C	36,000	36,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, acquired 9/30/2014, Due 10/1/2014 at $37,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $40,700)	37,000	37,000
RBC Capital Markets LLC, 0.23%, acquired 9/30/2014, Due 10/2/2014 at $37,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $38,850, 3.25%-12.00%, 2/1/2016-12/29/2099)A	37,000	37,000
Wells Fargo Securities LLC, 0.18%, acquired 9/30/2014, Due 10/1/2014 at $35,000 (Held at Bank of New York Mellon, Collateralized by Corporate and Municipal Obligations valued at $36,750, 0.00%-15.00%, 12/1/2014-12/29/2099)A	35,000	35,000

Total Repurchase Agreements (Cost $254,000)		254,000

TOTAL INVESTMENTS - 100.01% (Cost $763,855)		763,855
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(79)

TOTAL NET ASSETS - 100.00%		$763,776

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	LLC - Limited Liability Company.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $267,081 or 34.97% of net assets. The Fund has no right to demand registration of these securities.
C	Illiquid.

American Beacon U.S. Government Money Market Select Fund

September 30, 2014 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS- 48.70%
Agency - 45.63%
Federal Farm Credit Bank,
0.39%, Due 11/28/2014 A	$5,000	$5,002
0.08%, Due 2/9/2015 A	10,000	9,999
0.22%, Due 5/5/2015 A	5,000	5,003
0.1735%, Due 6/22/2015 A	10,000	10,005
Federal Home Loan Bank,
0.13%, Due 10/30/2014	5,000	5,000
0.14%, Due 11/21/2014	5,000	5,000
0.14%, Due 2/18/2015	15,000	14,999
0.09%, Due 2/19/2015	5,000	4,999
0.25%, Due 2/20/2015	5,000	5,002
0.092%, Due 2/27/2015 A	5,000	5,000
0.10%, Due 3/6/2015	5,000	4,999
0.12%, Due 3/6/2015	4,600	4,598
0.16%, Due 3/11/2015	5,000	5,000
0.16%, Due 3/12/2015	5,000	5,000
0.125%, Due 3/20/2015	5,000	4,999
0.125%, Due 4/1/2015	5,000	4,999
0.125%, Due 4/14/2015	3,000	3,000
0.099%, Due 5/12/2015 A	10,000	10,000
0.119%, Due 8/10/2015	10,000	10,001
Federal Home Loan Mortgage Corp.,
0.14%, Due 10/21/2014	5,000	5,000
0.095%, Due 11/12/2014	2,225	2,225
0.144%, Due 6/26/2015 A	10,000	10,002
0.144%, Due 7/16/2015	5,000	5,001
Federal National Mortgage Association, 0.375%, Due 3/16/2015	5,000	5,005

Total U.S. Government Agency Obligations (Cost $159,837)		159,837

	Shares
INVESTMENT COMPANIES - 1.50% (Cost $5,000)
Morgan Stanley Government Portfolio, Institutional Class	5,000,000	5,000

	Par Amount
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 33.10%
Credit Agricole CIB, 0.01%, acquired 9/30/2014, Due 10/1/2014 at $70,000 (Held at Bank of New York Mellon, Collateralized by a U.S. Treasury Obligation valued at $72,800, 1.63%, 1/15/2015)A	$70,000	70,000
Goldman Sachs & Co., 0.01%, acquired 9/30/2014, Due 10/1/2014 at $38,596 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $39,368, 1.99%-3.54%, 3/1/2024-5/1/2044)	38,596	38,596

Total Government Agency Repurchase Agreements (Cost $108,596)		108,596

OTHER REPURCHASE AGREEMENTS - 19.80%
Barclays Capital, Inc., 0.23%, acquired 9/30/2014, Due 10/1/2014 at $11,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $12,100, 5.00%-9.00%, 2/15/2017-12/31/2099)	11,000	11,000

	Par Amount	Fair Value
	(000’s)	(000’s)
BNP Paribas Securities Corp., 0.27%, acquired 9/30/2014, Due 10/1/2014 at $15,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $16,499, 2.00%-14.50%, 6/9/2015-10/2/2043)	$15,000	$15,000
Credit Suisse Securities (USA) LLC, 0.18%, acquired 9/30/2014, Due 10/1/2014 at $16,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $16,802)B	16,000	16,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.18%, acquired 9/30/2014, Due 10/1/2014 at $13,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $14,300)	13,000	13,000
TD Securities (USA) LLC, 0.06%, acquired 9/30/2014, Due 10/1/2014 at $10,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $10,500, 2.00%-8.38%, 4/14/2015-10/1/2044)B	10,000	10,000

Total Other Repurchase Agreements (Cost $65,000)		65,000

TOTAL INVESTMENTS - 103.06% (Cost $338,433)		338,433
LIABILITIES, NET OF OTHER ASSETS - (3.06%)		(10,046)

TOTAL NET ASSETS - 100.00%		$328,387

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B	LLC-Limited Liability Company.

AMERICAN BEACON SELECT FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. Organization and Significant Accounting Policies

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market Select Fund (the “Money Market Fund”) and American Beacon U.S. Government Money Market Select Fund (the “Government Fund”)(each a “Fund” and collectively, the “Funds”).

American Beacon Advisors, Inc. (the “Manager”) is a wholly owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

2. Security Valuation and Fair Value Measurements

Each Fund values its investments and computes the net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of  1⁄2 of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfer between levels to be disclosed. The end of period timing recognition has been adopted for the transfer between levels of the Funds’

asset and liabilities. During the period ended September 30, 2014, there were no transfers between levels. At September 30, 2014, the investments were classified as described below (in thousands):

Money Market Fund	Level 1	Level 2	Level 3	Total
Asset-Backed Commercial Paper	$—	$16,997	$—	$16,997
Certificate of Deposit	—	105,000	—	105,000
Financial Company Commercial Paper	—	345,061	—	345,061
Investment Company Money Market Funds	37,309	—	—	37,309
Government Agency Repurchase Agreement	—	5,488	—	5,488
Repurchase Agreements	—	254,000	—	254,000

Total Investments in Securities	$37,309	$726,546	$—	$763,855

U.S. Government Money Market Fund	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$159,837	$—	$159,837
Investment Company Money Market Funds	5,000	—	—	5,000
Government Agency Repurchase Agreements	—	108,596	—	108,596
Other Repurchase Agreements	—	65,000	—	65,000

Total Investments in Securities	$5,000	$333,433	$—	$338,433

3. Securities and Other Investments

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a)possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. Government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

As of September 30, 2014, the following funds had investments in repurchase agreement with a gross value as disclosed in the Schedule of Investments:

Fund	Total
Money Market Fund	$259,488
Government Fund	173,596

The value of the related collateral disclosed on the Schedules of Investments exceeded the value of the repurchase agreements at period end.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2013 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

4. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

5. Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

As of September 30, 2014, the cost basis of investments for federal income tax purposes was the same as the book basis.

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For the period ended September 30, 2014 the Funds did not have capital loss carryforwards.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By:	/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 26, 2014

By:	/s/Melinda G. Heika
Melinda G. Heika
Treasurer

Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: November 26, 2014

By:	/s/Melinda G. Heika
Melinda G. Heika
Treasurer

Date: November 26, 2014